GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments

March 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 100.5%
Automobiles & Components – 0.9%
1,873,500	Ford Motor Co.	$ 16,449,330
261,999	General Motors Co.	9,720,163

		26,169,493

Banks – 6.1%
720,965	Bank of America Corp.	19,891,424
104,299	BB&T Corp.	4,853,033
141,500	Citigroup, Inc.	8,804,130
106,300	FNB Corp.	1,126,780
765,400	Huntington Bancshares, Inc.	9,705,272
572,828	JPMorgan Chase & Co.(a)(b)	57,987,379
857,799	New York Community Bancorp, Inc.(b)	9,924,734
485,700	PacWest Bancorp	18,267,177
1,202,000	People’s United Financial, Inc.(b)	19,760,880
89,000	TFS Financial Corp.	1,465,830
200,100	Umpqua Holdings Corp.	3,301,650
554,798	Wells Fargo & Co.	26,807,839

		181,896,128

Capital Goods – 6.3%
58,699	3M Co.	12,196,478
91,899	Boeing Co. (The)	35,052,116
149,500	Caterpillar, Inc.	20,255,755
34,600	Cummins, Inc.	5,462,302
220,698	Eaton Corp. plc	17,779,431
254,098	Emerson Electric Co.	17,398,090
154,600	Fastenal Co.	9,942,326
31,400	Honeywell International, Inc.	4,990,088
25,800	Illinois Tool Works, Inc.	3,703,074
131,400	Johnson Controls International plc	4,853,916
106,736	Lockheed Martin Corp.	32,037,878
8,800	MSC Industrial Direct Co., Inc. Class A	727,848
9,106	Raytheon Co.	1,657,016
114,100	United Technologies Corp.	14,706,349
54,100	Watsco, Inc.	7,747,661

		188,510,328

Commercial & Professional Services – 0.4%
47,699	KAR Auction Services, Inc.	2,447,435
372,104	Nielsen Holdings plc	8,807,628

		11,255,063

Consumer Durables & Apparel – 1.0%
98,500	Garmin Ltd.	8,505,475
197,400	Newell Brands, Inc.	3,028,116
56,200	NIKE, Inc. Class B	4,732,602
124,200	Tapestry, Inc.	4,035,258
112,300	VF Corp.	9,759,993

		30,061,444

Consumer Services – 2.4%
147,900	Carnival Corp.	7,501,488
41,700	Darden Restaurants, Inc.	5,065,299
286,802	Extended Stay America, Inc.	5,148,096
141,547	International Game Technology plc	1,838,695
151,700	Las Vegas Sands Corp.	9,247,632
112,201	McDonald’s Corp.	21,306,970
177,799	Six Flags Entertainment Corp.	8,774,381
81,800	Starbucks Corp.	6,081,012
4,900	Vail Resorts, Inc.	1,064,770

Shares	Description	Value

Common Stocks – (continued)
Consumer Services – (continued)
109,400	Wyndham Destinations, Inc.	$ 4,429,606

		70,457,949

Diversified Financials – 4.0%
137,239	Berkshire Hathaway, Inc. Class B*	27,569,943
31,000	BlackRock, Inc.	13,248,470
29,900	CME Group, Inc.	4,920,942
14,100	Eaton Vance Corp.	568,371
1,175,100	Invesco Ltd.	22,691,181
319,100	Janus Henderson Group plc	7,971,118
103,800	Legg Mason, Inc.	2,841,006
232,700	Morgan Stanley	9,819,940
674,400	Navient Corp.	7,802,808
136,600	Santander Consumer USA Holdings, Inc.	2,886,358
157,500	T. Rowe Price Group, Inc.	15,768,900
94,300	Virtu Financial, Inc. Class A	2,239,625

		118,328,662

Energy – 6.1%
366,098	Chevron Corp.(a)	45,095,952
92,000	ConocoPhillips	6,140,080
728,500	Exxon Mobil Corp.(a)(b)	58,862,800
172,000	Helmerich & Payne, Inc.	9,556,320
507,400	Kinder Morgan, Inc.	10,153,074
67,401	Marathon Petroleum Corp.	4,033,950
392,600	Occidental Petroleum Corp.	25,990,120
47,600	Phillips 66	4,530,092
246,500	Schlumberger Ltd.	10,740,005
71,200	Valero Energy Corp.	6,039,896

		181,142,289

Food & Staples Retailing – 0.9%
75,700	Sysco Corp.	5,053,732
64,300	Walgreens Boots Alliance, Inc.	4,068,261
173,741	Walmart, Inc.	16,944,960

		26,066,953

Food, Beverage & Tobacco – 4.3%
238,659	Altria Group, Inc.	13,706,187
717,000	Coca-Cola Co. (The)(a)	33,598,620
68,800	Flowers Foods, Inc.	1,466,816
497,399	General Mills, Inc.	25,740,398
223,900	Kraft Heinz Co. (The)	7,310,335
185,402	PepsiCo, Inc.	22,721,015
281,300	Philip Morris International, Inc.	24,864,107

		129,407,478

Health Care Equipment & Services – 5.8%
500,142	Abbott Laboratories	39,981,352
10,300	ABIOMED, Inc.*	2,941,577
24,800	Align Technology, Inc.*	7,051,384
26,787	Anthem, Inc.	7,687,333
52,500	Becton Dickinson and Co.	13,110,825
210,800	Cardinal Health, Inc.	10,150,020
214,878	CVS Health Corp.	11,588,371
18,300	Intuitive Surgical, Inc.*	10,441,614
350,953	Medtronic plc	31,964,799
36,300	ResMed, Inc.	3,774,111
141,971	UnitedHealth Group, Inc.(a)	35,103,749

		173,795,135

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Household & Personal Products – 1.8%
93,498	Kimberly-Clark Corp.	$ 11,584,402
408,599	Procter & Gamble Co. (The)(a)	42,514,726

		54,099,128

Insurance – 2.2%
93,804	Arthur J Gallagher & Co.	7,325,925
1,200	Erie Indemnity Co. Class A	214,224
44,300	Fidelity National Financial, Inc.	1,619,165
41,000	First American Financial Corp.	2,111,500
196,800	Mercury General Corp.	9,853,776
276,600	MetLife, Inc.	11,774,862
648,401	Old Republic International Corp.	13,564,549
94,999	Principal Financial Group, Inc.	4,768,000
149,000	Prudential Financial, Inc.	13,690,120

		64,922,121

Materials – 2.7%
73,700	Air Products & Chemicals, Inc.	14,073,752
70,000	Domtar Corp.	3,475,500
394,349	DowDuPont, Inc.	21,022,745
271,600	International Paper Co.	12,566,932
33,600	Linde plc	5,911,248
186,600	LyondellBasell Industries NV Class A	15,689,328
53,300	Olin Corp.	1,233,362
25,900	Royal Gold, Inc.	2,355,087
123,400	Southern Copper Corp.	4,896,512

		81,224,466

Media & Entertainment – 7.0%
106,685	Activision Blizzard, Inc.	4,857,368
32,357	Alphabet, Inc. Class A*	38,080,630
35,828	Alphabet, Inc. Class C*	42,037,351
154,200	Cinemark Holdings, Inc.	6,166,458
679,916	Comcast Corp. Class A	27,183,042
307,142	Facebook, Inc. Class A*(a)	51,197,500
487,500	Interpublic Group of Cos., Inc. (The)	10,242,375
22,100	Match Group, Inc.	1,251,081
52,290	Netflix, Inc.*	18,644,522
60,300	Omnicom Group, Inc.	4,401,297
122,700	Twitter, Inc.*	4,034,376

		208,096,000

Pharmaceuticals, Biotechnology & Life Sciences – 8.5%
298,985	AbbVie, Inc.(a)(b)	24,095,201
100	Agios Pharmaceuticals, Inc.*	6,744
6,600	Alnylam Pharmaceuticals, Inc.*	616,770
174,302	Amgen, Inc.	33,113,894
3,400	Bio-Techne Corp.	675,070
2,400	Bluebird Bio, Inc.*	377,592
242,201	Bristol-Myers Squibb Co.	11,555,410
72,577	Elanco Animal Health, Inc.*	2,327,544
102,215	Eli Lilly & Co.	13,263,418
800	Exact Sciences Corp.*	69,296
266,700	Gilead Sciences, Inc.	17,338,167
26,600	Illumina, Inc.*	8,264,354
361,100	Johnson & Johnson(a)	50,478,169
449,948	Merck & Co., Inc.	37,422,175
1,209,999	Pfizer, Inc.(a)	51,388,658
2,200	Sage Therapeutics, Inc.*	349,910
1,700	Sarepta Therapeutics, Inc.*	202,623

		251,544,995

Shares	Description	Value

Common Stocks – (continued)
Real Estate – 3.0%
104,201	American Tower Corp. (REIT)	$ 20,533,849
14,500	CoreSite Realty Corp. (REIT)	1,551,790
128,500	Crown Castle International Corp. (REIT)	16,448,000
6,200	CubeSmart (REIT)	198,648
64,100	CyrusOne, Inc. (REIT)	3,361,404
47,101	Digital Realty Trust, Inc. (REIT)	5,605,019
14,300	Equinix, Inc. (REIT)	6,480,188
32,100	Equity LifeStyle Properties, Inc. (REIT)	3,669,030
33,100	JBG SMITH Properties (REIT)	1,368,685
3,844	Newmark Group, Inc. Class A	32,059
143,560	Prologis, Inc. (REIT)	10,329,142
46,900	SBA Communications Corp. (REIT)*	9,364,054
39,900	STORE Capital Corp. (REIT)	1,336,650
63,300	Sun Communities, Inc. (REIT)	7,502,316
15,000	Uniti Group, Inc. (REIT)	167,850

		87,948,684

Retailing – 5.6%
55,622	Amazon.com, Inc.*(a)	99,048,876
141,400	Gap, Inc. (The)	3,701,852
37,200	Genuine Parts Co.	4,167,516
2,100	GrubHub, Inc.*	145,887
164,975	Home Depot, Inc. (The)	31,657,053
57,500	Kohl’s Corp.	3,954,275
79,900	Lowe’s Cos., Inc.	8,746,653
338,199	Macy’s, Inc.	8,126,922
278	MercadoLibre, Inc.*	141,149
89,900	Target Corp.	7,215,374

		166,905,557

Semiconductors & Semiconductor Equipment – 4.3%
75,090	Broadcom, Inc.	22,580,314
208,500	Cypress Semiconductor Corp.	3,110,820
559,500	Intel Corp.	30,045,150
45,600	Lam Research Corp.	8,162,856
159,601	Maxim Integrated Products, Inc.	8,485,985
1,000	Micron Technology, Inc.*	41,330
78,225	NVIDIA Corp.	14,046,081
227,399	QUALCOMM, Inc.	12,968,565
258,448	Texas Instruments, Inc.(a)	27,413,579

		126,854,680

Software & Services – 12.1%
85,800	Accenture plc Class A	15,102,516
53,900	Adobe, Inc.*	14,363,811
2,700	Atlassian Corp. plc Class A*	303,453
42,200	Autodesk, Inc.*	6,575,604
126,700	Automatic Data Processing, Inc.	20,239,058
281,300	International Business Machines Corp.	39,691,430
27,700	Intuit, Inc.	7,241,057
7,601	LogMeIn, Inc.	608,824
47,900	Mastercard, Inc. Class A	11,278,055
1,107,552	Microsoft Corp.(a)	130,624,683
7,200	Nutanix, Inc. Class A*	271,728
9,600	Okta, Inc.*	794,208
209,376	Oracle Corp.	11,245,585
348,400	Paychex, Inc.	27,941,680
700	Paycom Software, Inc.*	132,391
81,600	PayPal Holdings, Inc.*	8,473,344
17,800	RingCentral, Inc. Class A*	1,918,840
10,900	Sabre Corp.	233,151

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software & Services – (continued)
93,412	salesforce.com, Inc.*	$ 14,793,659
12,262	ServiceNow, Inc.*	3,022,460
5,200	Shopify, Inc. Class A*	1,074,424
18,800	Splunk, Inc.*	2,342,480
10,200	Square, Inc. Class A*	764,184
11,500	Twilio, Inc. Class A*	1,485,570
157,767	Visa, Inc. Class A	24,641,628
678,200	Western Union Co. (The)	12,526,354
4,100	Workday, Inc. Class A*	790,685
15,200	Zendesk, Inc.*	1,292,000

		359,772,862

Technology Hardware & Equipment – 6.3%
588,988	Apple, Inc.(a)(b)	111,878,271
928,848	Cisco Systems, Inc.(a)	50,148,503
282,000	Hewlett Packard Enterprise Co.	4,351,260
169,800	HP, Inc.	3,299,214
4,800	National Instruments Corp.	212,928
57,000	NetApp, Inc.	3,952,380
115,299	Seagate Technology plc	5,521,669
68,400	Western Digital Corp.	3,287,304
180,800	Xerox Corp.	5,781,984

		188,433,513

Telecommunication Services – 2.7%
1,351,928	AT&T, Inc.(a)	42,396,462
636,601	Verizon Communications, Inc.(b)	37,642,217

		80,038,679

Transportation – 2.5%
11,000	Copa Holdings SA Class A	886,710
61,800	CSX Corp.	4,623,876
101,800	Delta Air Lines, Inc.	5,257,970
39,901	Norfolk Southern Corp.	7,457,098
135,500	Union Pacific Corp.	22,655,600
297,100	United Parcel Service, Inc. Class B	33,197,954

		74,079,208

Utilities – 3.6%
407,699	Dominion Energy, Inc.	31,254,205
272,400	Duke Energy Corp.	24,516,000
124,500	FirstEnergy Corp.	5,180,445
478,001	PPL Corp.	15,171,752
585,500	Southern Co. (The)	30,258,640

		106,381,042

TOTAL COMMON STOCKS (Cost $2,560,798,903)		$2,987,391,857

Shares	Dividend Rate	Value

Investment Company(c) – 1.6%
Goldman Sachs Financial Square Government Fund — Institutional Shares
46,610,007	2.437%	$ 46,610,007
(Cost $46,610,007)

TOTAL INVESTMENTS – 102.1% (Cost $2,607,408,910)		$3,034,001,864

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.1)%		(62,863,807)

NET ASSETS – 100.0%		$2,971,138,057

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is segregated as collateral for call options written.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c)	Represents an Affiliated Issuer.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

Currency Abbreviation:
USD	— United States Dollar

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
S&P 500 E-Mini Index	(91)	06/21/2019	$(12,911,990)	$(127,581)

WRITTEN OPTIONS CONTRACTS — At March 31, 2019, the Fund had the following written options contracts:

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ Depreciation

Written options contracts:
Calls
S&P 500 Index	Morgan Stanley Co., Inc.	2,740.00 USD	04/30/2019	1,416	$(401,351,040)	$(15,738,840)	$(8,351,568)	$(7,387,272)
		2,820.00 USD	05/31/2019	1,380	(391,147,200)	(9,639,300)	(7,476,840)	(2,162,460)
		2,860.00 USD	06/28/2019	1,374	(389,446,560)	(8,587,500)	(8,309,952)	(277,548)

Total written options contracts				4,170		$(33,965,640)	$(24,138,360)	$(9,827,280)

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments

March 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 97.8%
Australia – 7.8%
61,040	AGL Energy Ltd. (Utilities)	$ 943,530
64,976	APA Group (Utilities)	461,240
221,119	Aurizon Holdings Ltd. (Transportation)	714,874
211,635	Bank of Queensland Ltd. (Banks)	1,368,327
78,383	Bendigo & Adelaide Bank Ltd. (Banks)	539,455
35,889	BHP Group Ltd. (Materials)	980,966
88,859	Coca-Cola Amatil Ltd. (Food, Beverage & Tobacco)	546,131
11,582	Coles Group Ltd. (Food & Staples Retailing)*	97,452
37,066	Commonwealth Bank of Australia (Banks)	1,860,495
141,445	Fortescue Metals Group Ltd. (Materials)	715,874
642,433	Harvey Norman Holdings Ltd. (Retailing)	1,834,445
123,134	Insurance Australia Group Ltd. (Insurance)	672,137
270,244	National Australia Bank Ltd. (Banks)	4,855,793
13,762	Rio Tinto Ltd. (Materials)	958,409
11,619	Rio Tinto plc (Materials)	675,332
46,976	Rio Tinto plc ADR (Materials)(a)(b)	2,764,538
13,758	Sonic Healthcare Ltd. (Health Care Equipment & Services)	240,111
101,278	South32 Ltd. (Materials)	268,973
951	Sydney Airport (Transportation)	5,020
177,223	Tabcorp Holdings Ltd. (Consumer Services)	581,569
681,606	Telstra Corp. Ltd. (Telecommunication Services)	1,607,270
85,162	Transurban Group (Transportation)	798,743
25,653	Wesfarmers Ltd. (Retailing)	631,704
41,292	Westpac Banking Corp. (Banks)	761,154
262	Woodside Petroleum Ltd. (Energy)	6,432

		24,889,974

Austria – 0.0%
2,799	voestalpine AG (Materials)(a)	85,085

Belgium – 1.9%
8,440	Ageas (Insurance)	407,117
31,596	Anheuser-Busch InBev SA/NV (Food, Beverage & Tobacco)(a)	2,652,300
23,678	KBC Group NV (Banks)(a)	1,655,349
46,480	Proximus SADP (Telecommunication Services)	1,343,308
212	Solvay SA (Materials)(a)	22,952

		6,081,026

Denmark – 1.4%
15,309	Coloplast A/S Class B (Health Care Equipment & Services)	1,680,479

Shares	Description	Value

Common Stocks – (continued)
Denmark – (continued)
32,419	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	$ 1,694,391
37,740	Tryg A/S (Insurance)	1,036,038

		4,410,908

Finland – 2.6%
18,793	Fortum OYJ (Utilities)	384,915
23,392	Kone OYJ Class B (Capital Goods)	1,181,488
12,594	Metso OYJ (Capital Goods)	434,205
165,522	Nokia OYJ (Technology Hardware & Equipment)	942,916
258,325	Nordea Bank Abp (Banks)	1,967,109
20,549	Orion OYJ Class B (Pharmaceuticals, Biotechnology & Life Sciences)	772,154
43,523	Sampo OYJ Class A (Insurance)(a)	1,972,586
12,919	Stora Enso OYJ Class R (Materials)	158,171
19,925	UPM-Kymmene OYJ (Materials)	581,947

		8,395,491

France – 10.0%
1,137	Accor SA (Consumer Services)(a)	46,059
156	Aeroports de Paris (Transportation)	30,183
7,025	Air Liquide SA (Materials)	894,012
12,766	Airbus SE (Capital Goods)	1,691,958
31,802	AXA SA (Insurance)	799,849
24,706	BNP Paribas SA (Banks)	1,175,714
36,142	Bouygues SA (Capital Goods)(a)	1,292,028
8,909	Capgemini SE (Software & Services)(a)	1,081,035
39,682	Casino Guichard Perrachon SA (Food & Staples Retailing)(a)(c)	1,720,438
36,180	Credit Agricole SA (Banks)	436,835
10,779	Danone SA (Food, Beverage & Tobacco)	829,993
16,638	Edenred (Commercial & Professional Services)	757,704
18,084	Electricite de France SA (Utilities)	247,559
237,977	Engie SA (Utilities)(a)	3,548,915
9,925	Eutelsat Communications SA (Media & Entertainment)	173,806
3,203	Kering SA (Consumer Durables & Apparel)	1,837,248
746	L’Oreal SA (Household & Personal Products)(a)	200,891
9,709	LVMH Moet Hennessy Louis Vuitton SE (Consumer Durables & Apparel)(a)	3,576,152
29,535	Natixis SA (Diversified Financials)	158,198
5,545	Orange SA (Telecommunication Services)	90,400

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
8,050	Renault SA (Automobiles & Components)	$ 532,248
71,573	Rexel SA (Capital Goods)	807,722
565	Safran SA (Capital Goods)	77,439
35,412	Sanofi (Pharmaceuticals, Biotechnology & Life Sciences)(a)	3,131,276
25,900	Schneider Electric SE (Capital Goods)(a)	2,032,854
45,082	Societe Generale SA (Banks)(a)	1,302,576
12,100	Suez (Utilities)	160,299
53,239	TOTAL SA (Energy)(a)	2,962,688

		31,596,079

Germany – 7.9%
9,133	Allianz SE (Registered) (Insurance)(a)	2,035,267
36,655	BASF SE (Materials)(a)	2,703,189
17,394	Bayer AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)(a)	1,120,033
13,810	Bayerische Motoren Werke AG (Automobiles & Components)(a)	1,066,326
15,417	Bayerische Motoren Werke AG (Preference) (Automobiles & Components)(d)	1,014,943
4,321	Covestro AG (Materials)(e)	238,395
83,654	Daimler AG (Registered) (Automobiles & Components)(a)	4,909,091
7,555	Deutsche Lufthansa AG (Registered) (Transportation)	166,067
44,017	Deutsche Post AG (Registered) (Transportation)	1,432,443
15,810	Evonik Industries AG (Materials)(a)	431,442
4,831	FUCHS PETROLUB SE (Preference) (Materials)(d)	199,423
16,207	GEA Group AG (Capital Goods)	424,766
10,955	HUGO BOSS AG (Consumer Durables & Apparel)(a)	749,381
53,912	ProSiebenSat.1 Media SE (Media & Entertainment)(a)	767,621
518	Puma SE (Consumer Durables & Apparel)	300,411
16,581	SAP SE (Software & Services)(a)	1,916,839
30,836	Siemens AG (Registered) (Capital Goods)	3,316,179
408,991	Telefonica Deutschland Holding AG (Telecommunication Services)(a)	1,284,141
5,334	TUI AG (Consumer Services)	51,160
14,697	Vonovia SE (Real Estate)(a)	762,709
1,754	Wirecard AG (Software & Services)	220,342

		25,110,168

Hong Kong – 3.5%
138,600	AIA Group Ltd. (Insurance)	1,385,968

Shares	Description	Value

Common Stocks – (continued)
Hong Kong – (continued)
19,900	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)	$ 222,362
35,908	CK Asset Holdings Ltd. (Real Estate)	319,789
109,000	Hang Lung Properties Ltd. (Real Estate)	266,226
26,800	Hang Seng Bank Ltd. (Banks)	661,770
12,100	Henderson Land Development Co. Ltd. (Real Estate)	77,009
216,792	Hong Kong & China Gas Co. Ltd. (Utilities)	519,920
45,000	Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)	1,572,234
51,700	Hongkong Land Holdings Ltd. (Real Estate)(a)	367,982
27,000	Hysan Development Co. Ltd. (Real Estate)	144,725
82,014	I-CABLE Communications Ltd. (Media & Entertainment)*	1,087
8,100	Jardine Matheson Holdings Ltd. (Capital Goods)(a)	505,680
5,300	Jardine Strategic Holdings Ltd. (Capital Goods)(a)	198,802
295,000	Link REIT (REIT)	3,453,760
64,000	MTR Corp. Ltd. (Transportation)	396,536
135,261	Sino Land Co. Ltd. (Real Estate)	261,902
2,500	Sun Hung Kai Properties Ltd. (Real Estate)	42,977
58,200	Swire Properties Ltd. (Real Estate)	250,486
24,000	Techtronic Industries Co. Ltd. (Consumer Durables & Apparel)	161,632
16,000	Wharf Holdings Ltd. (The) (Real Estate)	48,369
49,000	Wharf Real Estate Investment Co. Ltd. (Real Estate)	365,183

		11,224,399

Ireland – 0.2%
24,568	CRH plc (Materials)(a)	761,500

Israel – 0.2%
562,958	Bezeq The Israeli Telecommunication Corp. Ltd. (Telecommunication Services)	404,912
19,044	Israel Chemicals Ltd. (Materials)	99,504
14,757	Teva Pharmaceutical Industries Ltd. ADR (Pharmaceuticals, Biotechnology & Life Sciences)*(a)	231,390

		735,806

Italy – 1.2%
41,322	Assicurazioni Generali SpA (Insurance)	766,132
121,624	Eni SpA (Energy)(a)	2,148,887
21,515	Mediobanca Banca di Credito Finanziario SpA (Banks)	224,016

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Italy – (continued)
110,624	Snam SpA (Energy)	$ 569,064

		3,708,099

Japan – 23.3%
2,400	ABC-Mart, Inc. (Retailing)	142,887
13,000	AEON Financial Service Co. Ltd. (Diversified Financials)	265,110
20,100	AGC, Inc. (Capital Goods)	706,022
19,100	Alfresa Holdings Corp. (Health Care Equipment & Services)	544,288
2,700	Alps Alpine Co. Ltd. (Technology Hardware & Equipment)	56,452
20,900	Aozora Bank Ltd. (Banks)	516,477
41,000	Asahi Kasei Corp. (Materials)	424,606
7,700	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	115,699
53,100	Bridgestone Corp. (Automobiles & Components)	2,046,128
115,600	Canon, Inc. (Technology Hardware & Equipment)	3,356,453
7,000	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	482,153
31,100	Chugoku Electric Power Co., Inc. (The) (Utilities)	388,209
27,700	Daicel Corp. (Materials)	301,678
9,700	Dai-ichi Life Holdings, Inc. (Insurance)	135,037
2,600	Daiichi Sankyo Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	120,062
2,800	Daikin Industries Ltd. (Capital Goods)	329,125
6,600	Daito Trust Construction Co. Ltd. (Real Estate)	920,819
18,900	Daiwa House Industry Co. Ltd. (Real Estate)	601,920
236,000	Daiwa Securities Group, Inc. (Diversified Financials)	1,150,338
2,900	Denso Corp. (Automobiles & Components)	113,301
1,500	Disco Corp. (Semiconductors & Semiconductor Equipment)	214,817
13,600	Eisai Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	765,229
9,500	FANUC Corp. (Capital Goods)	1,624,630
400	Fast Retailing Co. Ltd. (Retailing)	188,384
2,600	Fuji Electric Co. Ltd. (Capital Goods)	74,024
600	Hamamatsu Photonics KK (Technology Hardware & Equipment)	23,276
1,300	Hikari Tsushin, Inc. (Retailing)	246,749
32,500	Hino Motors Ltd. (Capital Goods)	274,370

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
1,916	Hirose Electric Co. Ltd. (Technology Hardware & Equipment)	$ 201,751
6,000	Hitachi Chemical Co. Ltd. (Materials)	133,524
7,700	Hitachi Ltd. (Technology Hardware & Equipment)	250,178
2,900	Hitachi Metals Ltd. (Materials)	33,786
33,700	Honda Motor Co. Ltd. (Automobiles & Components)	915,318
12,900	Hulic Co. Ltd. (Real Estate)	126,754
24,449	Idemitsu Kosan Co. Ltd. (Energy)	817,773
11,800	Isuzu Motors Ltd. (Automobiles & Components)	155,464
126,000	ITOCHU Corp. (Capital Goods)	2,283,596
700	Japan Airlines Co. Ltd. (Transportation)	24,668
34,300	Japan Exchange Group, Inc. (Diversified Financials)	612,219
50,400	Japan Post Holdings Co. Ltd. (Insurance)	589,875
38,600	Japan Tobacco, Inc. (Food, Beverage & Tobacco)	956,038
20,900	JFE Holdings, Inc. (Materials)	355,735
6,400	JSR Corp. (Materials)	99,572
109,900	JXTG Holdings, Inc. (Energy)	501,687
9,300	Kakaku.com, Inc. (Media & Entertainment)	179,166
10,000	Kaneka Corp. (Materials)	375,427
19,300	Kao Corp. (Household & Personal Products)	1,523,285
9,100	Kawasaki Heavy Industries Ltd. (Capital Goods)	225,071
33,900	KDDI Corp. (Telecommunication Services)	730,114
200	Keyence Corp. (Technology Hardware & Equipment)	125,039
7,700	Kikkoman Corp. (Food, Beverage & Tobacco)	378,618
8,000	Kintetsu Group Holdings Co. Ltd. (Transportation)	373,167
43,800	Kirin Holdings Co. Ltd. (Food, Beverage & Tobacco)	1,047,857
43,600	Komatsu Ltd. (Capital Goods)	1,016,907
23,600	Konica Minolta, Inc. (Technology Hardware & Equipment)	232,700
5,800	Kose Corp. (Household & Personal Products)	1,069,005
8,000	Kubota Corp. (Capital Goods)	116,282
7,300	Kyushu Railway Co. (Transportation)	240,133
7,700	Lawson, Inc. (Food & Staples Retailing)	427,158
40,800	LIXIL Group Corp. (Capital Goods)	545,314
7,800	M3, Inc. (Health Care Equipment & Services)	131,271
6,000	Makita Corp. (Capital Goods)	209,700
179,100	Marubeni Corp. (Capital Goods)	1,241,773

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
16,100	Marui Group Co. Ltd. (Retailing)	$ 325,528
2,800	MEIJI Holdings Co. Ltd. (Food, Beverage & Tobacco)	227,616
22,600	Mitsubishi Chemical Holdings Corp. (Materials)	159,615
20,900	Mitsubishi Corp. (Capital Goods)	581,882
23,400	Mitsubishi Electric Corp. (Capital Goods)	301,916
400	Mitsubishi Heavy Industries Ltd. (Capital Goods)	16,646
100	Mitsubishi Materials Corp. (Materials)	2,644
5,400	Mitsubishi Motors Corp. (Automobiles & Components)	28,772
239,900	Mitsubishi UFJ Financial Group, Inc. (Banks)	1,186,496
138,100	Mizuho Financial Group, Inc. (Banks)	213,706
13,700	MS&AD Insurance Group Holdings, Inc. (Insurance)	417,420
22,800	Murata Manufacturing Co. Ltd. (Technology Hardware & Equipment)	1,141,026
4,500	Nabtesco Corp. (Capital Goods)	131,868
3,900	NEC Corp. (Technology Hardware & Equipment)	132,181
10,200	NGK Spark Plug Co. Ltd. (Automobiles & Components)	189,980
5,100	Nidec Corp. (Capital Goods)	649,408
1,900	Nintendo Co. Ltd. (Media & Entertainment)	544,713
8,300	Nippon Express Co. Ltd. (Transportation)	462,776
2,400	Nippon Paint Holdings Co. Ltd. (Materials)	94,738
392	Nippon Prologis REIT, Inc. (REIT)	834,588
4,401	Nippon Steel Corp. (Materials)	77,900
13,300	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	566,994
72,300	Nissan Motor Co. Ltd. (Automobiles & Components)	593,738
11,600	Nisshin Seifun Group, Inc. (Food, Beverage & Tobacco)	266,663
7,100	Nitto Denko Corp. (Materials)	374,235
9,600	Nomura Holdings, Inc. (Diversified Financials)	34,691
3,500	Nomura Real Estate Holdings, Inc. (Real Estate)	67,350
9,900	Nomura Research Institute Ltd. (Software & Services)	450,941
32,300	NSK Ltd. (Capital Goods)	303,692
82,000	NTT DOCOMO, Inc. (Telecommunication Services)	1,817,418
4,200	Obic Co. Ltd. (Software & Services)	424,724
19,000	Odakyu Electric Railway Co. Ltd. (Transportation)	461,064
2,300	Omron Corp. (Technology Hardware & Equipment)	108,057

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
3,400	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	$ 66,811
5,400	Otsuka Corp. (Software & Services)	202,027
3,400	Otsuka Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	133,868
55,400	Panasonic Corp. (Consumer Durables & Apparel)	477,664
10,500	Park24 Co. Ltd. (Commercial & Professional Services)	228,270
4,000	Pola Orbis Holdings, Inc. (Household & Personal Products)	127,945
15,900	Recruit Holdings Co. Ltd. (Commercial & Professional Services)	455,860
49,100	Resona Holdings, Inc. (Banks)	212,705
400	Ryohin Keikaku Co. Ltd. (Retailing)	101,534
24,500	Sankyo Co. Ltd. (Consumer Durables & Apparel)	935,359
22,600	SBI Holdings, Inc. (Diversified Financials)	505,373
30,800	Seiko Epson Corp. (Technology Hardware & Equipment)	472,471
83,200	Sekisui House Ltd. (Consumer Durables & Apparel)	1,378,746
67,800	Seven Bank Ltd. (Banks)	200,431
7,000	Shimadzu Corp. (Technology Hardware & Equipment)	203,174
9,400	Shin-Etsu Chemical Co. Ltd. (Materials)	791,000
5,700	Shiseido Co. Ltd. (Household & Personal Products)	412,708
8,900	SoftBank Group Corp. (Telecommunication Services)	867,543
3,800	Sompo Holdings, Inc. (Insurance)	140,725
14,900	Sony Corp. (Consumer Durables & Apparel)	629,096
39,800	Subaru Corp. (Automobiles & Components)	908,741
59,000	Sumitomo Chemical Co. Ltd. (Materials)	275,430
129,600	Sumitomo Corp. (Capital Goods)	1,796,812
5,500	Sumitomo Metal Mining Co. Ltd. (Materials)	162,975
8,900	Sumitomo Mitsui Financial Group, Inc. (Banks)	311,667
11,400	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	409,706
9,700	Sysmex Corp. (Health Care Equipment & Services)	587,593
52,600	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	2,154,088

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
1,000	TDK Corp. (Technology Hardware & Equipment)	$ 78,704
52,900	Tohoku Electric Power Co., Inc. (Utilities)	675,455
22,300	Tokio Marine Holdings, Inc. (Insurance)	1,080,361
14,400	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	2,088,840
300	Tokyo Gas Co. Ltd. (Utilities)	8,121
17,700	Tokyu Fudosan Holdings Corp. (Real Estate)	106,069
4,600	TOTO Ltd. (Capital Goods)	195,592
3,800	Toyoda Gosei Co. Ltd. (Automobiles & Components)	80,678
74,020	Toyota Motor Corp. (Automobiles & Components)	4,360,577
12,700	Trend Micro, Inc. (Software & Services)	619,388
61,200	USS Co. Ltd. (Retailing)	1,138,168
3,300	Yamaha Corp. (Consumer Durables & Apparel)	165,243
22,600	Yamaha Motor Co. Ltd. (Automobiles & Components)	444,551
5,200	Yamato Holdings Co. Ltd. (Transportation)	134,528
2,800	Yaskawa Electric Corp. (Technology Hardware & Equipment)	88,406
3,900	ZOZO, Inc. (Retailing)	73,733

		74,053,890

Luxembourg – 0.7%
19,039	RTL Group SA (Media & Entertainment)(a)	1,040,709
60,498	SES SA FDR (Media & Entertainment)	940,929
21,967	Tenaris SA (Energy)	309,450

		2,291,088

Macau – 0.5%
59,000	Galaxy Entertainment Group Ltd. (Consumer Services)	402,086
88,000	MGM China Holdings Ltd. (Consumer Services)	184,540
100,400	Sands China Ltd. (Consumer Services)	505,308
139,200	Wynn Macau Ltd. (Consumer Services)	328,741

		1,420,675

Mexico – 0.0%
5,854	Fresnillo plc (Materials)	66,343

Netherlands – 4.4%
141,918	Aegon NV (Insurance)	681,698
3,195	Akzo Nobel NV (Materials)	283,823
6,573	ASML Holding NV (Semiconductors & Semiconductor Equipment)	1,235,393
126,191	ING Groep NV (Banks)(a)	1,529,094
3,885	Koninklijke DSM NV (Materials)	423,794
27,544	Koninklijke Philips NV (Health Care Equipment & Services)	1,125,381

Shares	Description	Value

Common Stocks – (continued)
Netherlands – (continued)
16,127	NN Group NV (Insurance)	$ 670,987
13,987	Randstad NV (Commercial & Professional Services)	682,957
138,988	Royal Dutch Shell plc Class A (Energy)(a)	4,362,696
91,972	Royal Dutch Shell plc Class B (Energy)(a)	2,906,829

		13,902,652

New Zealand – 0.4%
44,354	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Services)	474,817
256,999	Spark New Zealand Ltd. (Telecommunication Services)	665,725

		1,140,542

Norway – 1.0%
29,110	Gjensidige Forsikring ASA (Insurance)	503,179
118,351	Mowi ASA (Food, Beverage & Tobacco)	2,644,075

		3,147,254

Portugal – 0.4%
79,882	EDP - Energias de Portugal SA (Utilities)	314,288
23,361	Galp Energia SGPS SA (Energy)	374,329
27,474	Jeronimo Martins SGPS SA (Food & Staples Retailing)	405,664

		1,094,281

Singapore – 1.1%
5,600	City Developments Ltd. (Real Estate)	37,478
48,200	ComfortDelGro Corp. Ltd. (Transportation)	91,611
63,800	DBS Group Holdings Ltd. (Banks)	1,190,947
67,300	Keppel Corp. Ltd. (Capital Goods)	309,671
113,300	SATS Ltd. (Transportation)	428,158
58,200	Singapore Exchange Ltd. (Diversified Financials)	314,609
233,900	Singapore Technologies Engineering Ltd. (Capital Goods)	646,826
121,600	Singapore Telecommunications Ltd. (Telecommunication Services)	271,498
11,400	United Overseas Bank Ltd. (Banks)	212,694

		3,503,492

South Africa – 0.2%
27,115	Anglo American plc (Materials)	725,228

Spain – 3.1%
3,302	ACS Actividades de Construccion y Servicios SA (Capital Goods)(a)	145,162
12,460	Amadeus IT Group SA (Software & Services)	998,656
164,781	Banco Santander SA (Banks)	765,166

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Spain – (continued)
49,244	Enagas SA (Energy)	$ 1,433,612
74,268	Endesa SA (Utilities)(a)	1,895,351
98,536	Ferrovial SA (Capital Goods)(a)	2,309,039
7,110	Iberdrola SA (Utilities)	62,424
20,456	Mapfre SA (Insurance)	56,385
48,755	Naturgy Energy Group SA (Utilities)	1,364,626
99,564	Telefonica SA (Telecommunication Services)	834,035

		9,864,456

Sweden – 1.7%
7,077	Atlas Copco AB Class B (Capital Goods)	175,527
209,832	Skandinaviska Enskilda Banken AB Class A (Banks)	1,817,758
42,554	Skanska AB Class B (Capital Goods)	773,918
156,733	Swedbank AB Class A (Banks)	2,215,094
9,845	Telefonaktiebolaget LM Ericsson Class B (Technology Hardware & Equipment)	90,691
46,855	Telia Co. AB (Telecommunication Services)	211,205

		5,284,193

Switzerland – 10.5%
63,111	ABB Ltd. (Registered) (Capital Goods)	1,186,134
11,392	Adecco Group AG (Registered) (Commercial & Professional Services)	608,385
2,590	EMS-Chemie Holding AG (Registered) (Materials)	1,405,960
313	Geberit AG (Registered) (Capital Goods)	128,014
390	Givaudan SA (Registered) (Materials)	998,218
259,704	Glencore plc (Materials)	1,076,255
8,736	Kuehne + Nagel International AG (Registered) (Transportation)	1,198,631
32,191	LafargeHolcim Ltd. (Registered) (Materials)*	1,591,609
69,268	Nestle SA (Registered) (Food, Beverage & Tobacco)	6,604,732
66,483	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	6,390,315
20,588	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	5,673,124
397	SGS SA (Registered) (Commercial & Professional Services)	988,807
1,293	Sonova Holding AG (Registered) (Health Care Equipment & Services)	256,233
123,563	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)(a)	1,832,726

Shares	Description	Value

Common Stocks – (continued)
Switzerland – (continued)
737	Temenos AG (Registered) (Software & Services)	$ 108,734
42,725	UBS Group AG (Registered) (Diversified Financials)*	518,406
8,140	Zurich Insurance Group AG (Insurance)	2,694,639

		33,260,922

United Kingdom – 13.8%
38,232	AstraZeneca plc ADR (Pharmaceuticals, Biotechnology & Life Sciences)(a)	1,545,720
250,164	BAE Systems plc (Capital Goods)	1,572,470
88,567	BP plc ADR (Energy)(a)	3,872,149
52,689	British American Tobacco plc (Food, Beverage & Tobacco)(a)	2,198,071
277,169	Centrica plc (Utilities)	412,870
15,610	Compass Group plc (Consumer Services)	366,877
13,945	Diageo plc (Food, Beverage & Tobacco)	570,658
50,835	easyJet plc (Transportation)	740,596
130,365	G4S plc (Commercial & Professional Services)	311,958
118,203	GlaxoSmithKline plc ADR (Pharmaceuticals, Biotechnology & Life Sciences)(a)	4,939,703
1,003,893	HSBC Holdings plc (Banks)(a)	8,157,492
34,388	Imperial Brands plc (Food, Beverage & Tobacco)(a)	1,176,317
118,879	J Sainsbury plc (Food & Staples Retailing)	364,799
851,727	Legal & General Group plc (Insurance)(a)	3,056,530
91,034	Marks & Spencer Group plc (Retailing)	330,388
1,016	Next plc (Retailing)(a)	73,829
110,948	Persimmon plc (Consumer Durables & Apparel)(a)	3,138,232
1,916	Reckitt Benckiser Group plc (Household & Personal Products)(a)	159,455
27,421	Royal Mail plc (Transportation)	85,205
66,073	Segro plc (REIT)	579,993
121,334	SSE plc (Utilities)	1,877,259
65,223	Unilever NV CVA (Household & Personal Products)(a)	3,802,593
57,354	Unilever plc ADR (Household & Personal Products)(a)	3,310,473
58,492	Vodafone Group plc ADR (Telecommunication Services)(a)(b)	1,063,384
61,537	Wm Morrison Supermarkets plc (Food & Staples Retailing)	182,554

		43,889,575

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $320,344,066)		$310,643,126

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(f) – 0.3%
Goldman Sachs Financial Square Government Fund — Institutional Shares
939,550	2.437%	$ 939,550
(Cost $939,550)

TOTAL INVESTMENTS – 98.1% (Cost $321,283,616)		$311,582,676

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.9%		6,149,381

NET ASSETS – 100.0%		$317,732,057

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is segregated as collateral for call options written.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c)	All or a portion of security is on loan.

(d)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(e)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(f)	Represents an Affiliated Issuer.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

Investment Abbreviations:
ADR	— American Depositary Receipt
CVA	— Dutch Certification
FDR	— Fiduciary Depositary Receipt
REIT	— Real Estate Investment Trust

Currency Abbreviations:
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
EURO STOXX 50 Index	36	06/21/2019	$1,321,332	$23,880
FTSE 100 Index	7	06/21/2019	657,483	14,991
MSCI Singapore Index	2	04/29/2019	53,082	(228)
SPI 200 Index	2	06/20/2019	219,086	(337)
TOPIX Index	4	06/13/2019	574,574	1,665

Total Futures Contracts				$39,971

WRITTEN OPTIONS CONTRACTS — At March 31, 2019, the Fund had the following written options contracts:

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value	Premiums Paid (Received) by the Fund	Unrealized Appreciation/ Depreciation

Written options contracts:
Calls
EURO STOXX 50 Index	Morgan Stanley Co., Inc.	3,300.00 EUR	06/21/2019	1,747	$(58,554,374)	$(1,438,418)	$(1,747,917)	$309,499
FTSE 100 Index		7,175.00 GBP	06/21/2019	261	(18,998,686)	(691,777)	(596,199)	(95,578)
Nikkei 225 Index		21,500.00 JPY	06/14/2019	180	(3,817,045,800)	(763,331)	(803,450)	40,119

Total written options contracts				2,188		$(2,893,526)	$(3,147,566)	$254,040

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments

March 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 98.3%
Automobiles & Components – 0.6%
21,887	Gentex Corp.	$ 452,623
67,670	Lear Corp.	9,183,496

		9,636,119

Banks – 7.6%
38,634	CenterState Bank Corp.	919,876
18,748	Central Pacific Financial Corp.	540,692
328,399	Citigroup, Inc.	20,432,986
466,911	Citizens Financial Group, Inc.	15,174,607
131,243	Comerica, Inc.	9,622,737
30,336	East West Bancorp, Inc.	1,455,218
305,520	Fifth Third Bancorp	7,705,214
3,267	First Citizens BancShares, Inc. Class A	1,330,322
133,010	JPMorgan Chase & Co.	13,464,602
642,770	KeyCorp	10,123,628
37,804	PacWest Bancorp	1,421,808
47,974	PNC Financial Services Group, Inc. (The)	5,884,491
57,043	Popular, Inc.	2,973,652
145,007	Radian Group, Inc.	3,007,445
56,763	SVB Financial Group*	12,621,821
34,664	United Community Banks, Inc.	864,174
98,832	Western Alliance Bancorp*	4,056,065
320,170	Zions Bancorp NA	14,538,920

		126,138,258

Capital Goods – 6.1%
89,283	AECOM*	2,649,027
101,538	Allison Transmission Holdings, Inc.	4,561,087
33,469	Boeing Co. (The)	12,765,746
20,956	Caterpillar, Inc.	2,839,329
44,052	Colfax Corp.*	1,307,463
5,574	Cummins, Inc.	879,967
11,432	Eaton Corp. plc	920,962
13,565	Fortive Corp.	1,137,968
39,726	Harris Corp.	6,344,640
41,574	HD Supply Holdings, Inc.*	1,802,233
9,481	Honeywell International, Inc.	1,506,721
114,094	Illinois Tool Works, Inc.	16,375,912
26,915	Lockheed Martin Corp.	8,078,806
156,207	Masco Corp.	6,140,497
17,861	Parker-Hannifin Corp.	3,065,305
64,168	Raytheon Co.	11,683,709
86,146	Spirit AeroSystems Holdings, Inc. Class A	7,884,943
18,356	Textron, Inc.	929,915
4,653	United Rentals, Inc.*	531,605
9,033	WABCO Holdings, Inc.*	1,190,820
23,184	Watsco, Inc.	3,320,181
88,906	WESCO International, Inc.*	4,712,907

		100,629,743

Commercial & Professional Services – 1.6%
29,156	Cintas Corp.	5,892,719
7,506	CoStar Group, Inc.*	3,500,948
53,013	Insperity, Inc.	6,555,588
149,847	Korn Ferry	6,710,149
44,519	ManpowerGroup, Inc.	3,681,276
7,974	Robert Half International, Inc.	519,586

		26,860,266

Shares	Description	Value

Common Stocks – (continued)
Consumer Durables & Apparel – 1.5%
52,369	Callaway Golf Co.	$ 834,238
8,617	Columbia Sportswear Co.	897,719
114,608	NIKE, Inc. Class B	9,651,140
1,156	NVR, Inc.*	3,198,652
855	Ralph Lauren Corp.	110,876
70,467	Whirlpool Corp.	9,364,360

		24,056,985

Consumer Services – 3.7%
2,468	Bright Horizons Family Solutions, Inc.*	313,707
153,761	Carnival Corp.	7,798,758
18,121	Chegg, Inc.*	690,773
20,555	Chipotle Mexican Grill, Inc.*	14,600,422
46,795	Domino’s Pizza, Inc.	12,077,790
75,452	Hilton Worldwide Holdings, Inc.	6,270,816
5,307	Wyndham Destinations, Inc.	214,880
5,307	Wyndham Hotels & Resorts, Inc.	265,297
246,701	Yum China Holdings, Inc.	11,079,342
87,531	Yum! Brands, Inc.	8,736,469

		62,048,254

Diversified Financials – 4.1%
263,408	Ally Financial, Inc.	7,241,086
32,395	Ameriprise Financial, Inc.	4,149,799
38,603	Berkshire Hathaway, Inc. Class B*	7,754,957
4,505	Capital One Financial Corp.	368,013
137,041	E*TRADE Financial Corp.	6,362,814
9,925	Enova International, Inc.*	226,488
320,659	Ladder Capital Corp. (REIT)	5,457,616
4,560	Moelis & Co. Class A	189,742
13,256	Morgan Stanley	559,403
48,508	MSCI, Inc.	9,645,331
71,481	Nasdaq, Inc.	6,253,873
175,108	State Street Corp.	11,523,857
169,634	Voya Financial, Inc.	8,474,915

		68,207,894

Energy – 5.3%
2,242	Arch Coal, Inc. Class A	204,627
77,659	Baker Hughes a GE Co.	2,152,707
145,202	ConocoPhillips	9,690,781
167,134	Delek US Holdings, Inc.	6,087,020
246,043	Devon Energy Corp.	7,765,117
20,943	Diamondback Energy, Inc.	2,126,343
73,243	EQT Corp.	1,519,060
31,278	Exxon Mobil Corp.	2,527,262
35,694	Hess Corp.	2,149,850
100,388	HollyFrontier Corp.	4,946,117
544,021	Marathon Oil Corp.	9,090,591
27,014	Matrix Service Co.*	528,934
16,555	Parsley Energy, Inc. Class A*	319,512
198,504	Phillips 66	18,891,626
17,043	TechnipFMC plc	400,851
151,593	Valero Energy Corp.	12,859,634
247,662	Williams Cos., Inc. (The)	7,112,853
23,187	WPX Energy, Inc.*	303,982

		88,676,867

Food & Staples Retailing – 0.0%
20,584	US Foods Holding Corp.*	718,587

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Food, Beverage & Tobacco – 3.5%
65,607	Darling Ingredients, Inc.*	$ 1,420,391
74,623	Freshpet, Inc.*	3,155,807
93,323	Lamb Weston Holdings, Inc.	6,993,626
13,685	Lancaster Colony Corp.	2,144,303
128,930	Monster Beverage Corp.*	7,036,999
272,042	Philip Morris International, Inc.	24,045,792
7,412	Sanderson Farms, Inc.	977,198
167,342	Tyson Foods, Inc. Class A	11,618,555

		57,392,671

Health Care Equipment & Services – 5.9%
1,520	ABIOMED, Inc.*	434,097
31,497	Align Technology, Inc.*	8,955,542
32,290	Anthem, Inc.	9,266,584
122,334	Boston Scientific Corp.*	4,695,179
54,332	Centene Corp.*	2,885,029
42,333	Cigna Corp.	6,807,993
5,170	Ensign Group, Inc. (The)	264,652
8,134	HCA Healthcare, Inc.	1,060,511
25,474	Hill-Rom Holdings, Inc.	2,696,678
35,490	Humana, Inc.	9,440,340
37,074	IDEXX Laboratories, Inc.*	8,289,746
2,881	McKesson Corp.	337,250
76,038	UnitedHealth Group, Inc.	18,801,156
95,743	Universal Health Services, Inc. Class B	12,807,541
25,207	WellCare Health Plans, Inc.*	6,799,588
37,834	Zimmer Biomet Holdings, Inc.	4,831,402

		98,373,288

Household & Personal Products – 0.4%
68,991	Colgate-Palmolive Co.	4,728,643
2,359	Medifast, Inc.	300,891
8,185	Procter & Gamble Co. (The)	851,649
9,724	USANA Health Sciences, Inc.*	815,552

		6,696,735

Insurance – 4.5%
59,645	Aon plc	10,181,401
23,278	Arch Capital Group Ltd.*	752,345
53,733	Argo Group International Holdings Ltd.	3,796,774
51,952	Assured Guaranty Ltd.	2,308,227
176,229	Athene Holding Ltd. Class A*	7,190,143
5,894	First American Financial Corp.	303,541
171,913	Lincoln National Corp.	10,091,293
17,026	Marsh & McLennan Cos., Inc.	1,598,741
29,726	Prudential Financial, Inc.	2,731,225
107,660	Reinsurance Group of America, Inc.	15,285,567
52,724	Travelers Cos., Inc. (The)	7,231,624
197,230	Unum Group	6,672,291
6,674	White Mountains Insurance Group Ltd.	6,176,654

		74,319,826

Materials – 2.2%
65,873	Berry Global Group, Inc.*	3,548,579
12,663	Celanese Corp.	1,248,699
126,040	Huntsman Corp.	2,834,640
97,498	Nucor Corp.	5,689,008
171,536	Sealed Air Corp.	7,900,948
29,871	Sherwin-Williams Co. (The)	12,865,738

Shares	Description	Value

Common Stocks – (continued)
Materials – (continued)
64,927	Steel Dynamics, Inc.	$ 2,289,975

		36,377,587

Media & Entertainment – 6.3%
16,443	Alphabet, Inc. Class A*	19,351,602
17,039	Alphabet, Inc. Class C*	19,992,029
94,443	Comcast Corp. Class A	3,775,831
132,652	Facebook, Inc. Class A*	22,111,762
20,711	Match Group, Inc.	1,172,450
20,176	Netflix, Inc.*	7,193,954
488,797	News Corp. Class A	6,080,635
159,506	Nexstar Media Group, Inc. Class A	17,285,665
208,902	Sinclair Broadcast Group, Inc. Class A	8,038,549
4,419	Twitter, Inc.*	145,297

		105,147,774

Pharmaceuticals, Biotechnology & Life Sciences – 8.0%
77,032	AbbVie, Inc.	6,208,009
127,061	Agilent Technologies, Inc.	10,213,163
28,864	Alexion Pharmaceuticals, Inc.*	3,901,835
15,723	Allergan plc	2,302,004
100,363	Amgen, Inc.	19,066,963
19,433	Biogen, Inc.*	4,593,572
3,921	BioMarin Pharmaceutical, Inc.*	348,302
140,298	Bristol-Myers Squibb Co.	6,693,618
23,498	Celgene Corp.*	2,216,801
129,436	Genomic Health, Inc.*	9,066,992
217,714	Gilead Sciences, Inc.	14,153,587
74,854	Incyte Corp.*	6,438,193
17,591	Ironwood Pharmaceuticals, Inc.*	238,006
18,828	Jazz Pharmaceuticals plc*	2,691,463
101,303	Johnson & Johnson	14,161,146
26,154	Merck & Co., Inc.	2,175,228
5,076	Pacira Pharmaceuticals, Inc.*	193,193
279,257	Pfizer, Inc.	11,860,045
11,659	Repligen Corp.*	688,814
3,494	Thermo Fisher Scientific, Inc.	956,378
76,827	Vertex Pharmaceuticals, Inc.*	14,132,327

		132,299,639

Real Estate – 5.8%
88,800	American Tower Corp. (REIT)	17,498,928
15,629	Apartment Investment & Management Co. Class A (REIT)	785,982
181,805	Brandywine Realty Trust (REIT)	2,883,427
72,919	Camden Property Trust (REIT)	7,401,279
12,080	CBRE Group, Inc. Class A*	597,356
22,104	CoreSite Realty Corp. (REIT)	2,365,570
4,262	Digital Realty Trust, Inc. (REIT)	507,178
58,707	Douglas Emmett, Inc. (REIT)	2,372,937
257,053	Duke Realty Corp. (REIT)	7,860,681
39,468	Equity LifeStyle Properties, Inc. (REIT)	4,511,192
157,091	First Industrial Realty Trust, Inc. (REIT)	5,554,738
48,689	Highwoods Properties, Inc. (REIT)	2,277,671
718,767	Host Hotels & Resorts, Inc. (REIT)	13,584,696
126,488	Kimco Realty Corp. (REIT)	2,340,028
30,128	Lamar Advertising Co. Class A (REIT)	2,387,945
76,806	Prologis, Inc. (REIT)	5,526,192
1,888	PS Business Parks, Inc. (REIT)	296,095

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
180,330	Rexford Industrial Realty, Inc. (REIT)	$ 6,457,617
568,546	RLJ Lodging Trust (REIT)	9,989,683
14,722	Terreno Realty Corp. (REIT)	618,913
34,589	Xenia Hotels & Resorts, Inc. (REIT)	757,891

		96,575,999

Retailing – 5.9%
8,396	Abercrombie & Fitch Co. Class A	230,134
24,079	Amazon.com, Inc.*(a)	42,878,679
6,539	AutoZone, Inc.*	6,696,721
17,048	Best Buy Co., Inc.	1,211,431
2,567	Booking Holdings, Inc.*	4,479,184
9,932	Conn’s, Inc.*	227,046
7,474	Dollar Tree, Inc.*	785,069
199,880	eBay, Inc.	7,423,543
3,786	Expedia Group, Inc.	450,534
101,764	Liberty Expedia Holdings, Inc. Class A*	4,355,499
141,850	Lowe’s Cos., Inc.	15,528,319
1,541	MercadoLibre, Inc.*	782,412
31,865	O’Reilly Automotive, Inc.*	12,373,180

		97,421,751

Semiconductors & Semiconductor Equipment – 3.9%
345,600	Applied Materials, Inc.	13,706,496
907	Broadcom, Inc.	272,744
51,965	Inphi Corp.*	2,272,949
31,784	Intel Corp.	1,706,801
136,437	KLA-Tencor Corp.	16,291,942
15,650	Lam Research Corp.	2,801,507
52,273	Maxim Integrated Products, Inc.	2,779,355
137,479	NXP Semiconductors NV	12,151,769
96,874	ON Semiconductor Corp.*	1,992,698
100,492	Teradyne, Inc.	4,003,601
63,128	Texas Instruments, Inc.	6,695,987

		64,675,849

Software & Services – 9.8%
44,829	Adobe, Inc.*	11,946,480
27,283	Black Knight, Inc.*	1,486,924
31,401	Cadence Design Systems, Inc.*	1,994,278
99,489	Citrix Systems, Inc.	9,915,074
18,510	Conduent, Inc.*	255,993
5,074	EPAM Systems, Inc.*	858,166
161,784	Fortinet, Inc.*	13,585,002
36,418	GoDaddy, Inc. Class A*	2,738,269
91,001	HubSpot, Inc.*	15,125,276
6,626	Intuit, Inc.	1,732,103
339,794	Microsoft Corp.(a)	40,075,304
212,943	Oracle Corp.	11,437,169
73,647	Palo Alto Networks, Inc.*	17,887,383
102,226	PayPal Holdings, Inc.*	10,615,148
52,859	ServiceNow, Inc.*	13,029,215
14,421	Synopsys, Inc.*	1,660,578
32,321	Tableau Software, Inc. Class A*(b)	4,113,817
74,892	Teradata Corp.*	3,269,036
4,947	VeriSign, Inc.*	898,177

		162,623,392

Technology Hardware & Equipment – 5.5%
54,467	Acacia Communications, Inc.*	3,123,683
311,602	Apple, Inc.	59,188,800

Shares	Description	Value

Common Stocks – (continued)
Technology Hardware & Equipment – (continued)
633	Arista Networks, Inc.*	$ 199,053
31,820	F5 Networks, Inc.*	4,993,513
31,423	Fabrinet*	1,645,308
31,973	Insight Enterprises, Inc.*	1,760,433
139,713	Keysight Technologies, Inc.*	12,182,974
99,276	National Instruments Corp.	4,403,883
42,942	NetApp, Inc.	2,977,598
31,060	NETGEAR, Inc.*	1,028,707
787	Zebra Technologies Corp. Class A*	164,900

		91,668,852

Telecommunication Services – 0.2%
34,825	AT&T, Inc.	1,092,112
21,272	CenturyLink, Inc.	255,051
35,562	Cogent Communications Holdings, Inc.	1,929,239
4,582	Zayo Group Holdings, Inc.*	130,220

		3,406,622

Transportation – 1.4%
24,642	Alaska Air Group, Inc.	1,382,909
10,206	ArcBest Corp.	314,243
31,353	CSX Corp.	2,345,831
69,991	Delta Air Lines, Inc.	3,615,035
174,847	JetBlue Airways Corp.*	2,860,497
12,022	Norfolk Southern Corp.	2,246,792
63,265	Southwest Airlines Co.	3,284,086
39,289	Union Pacific Corp.	6,569,121

		22,618,514

Utilities – 4.5%
187,866	AES Corp.	3,396,617
174,685	American Electric Power Co., Inc.	14,629,869
9,873	American Water Works Co., Inc.	1,029,359
133,249	CenterPoint Energy, Inc.	4,090,744
71,865	CMS Energy Corp.	3,991,382
86,956	DTE Energy Co.	10,846,892
395,837	Exelon Corp.	19,843,309
126,798	NRG Energy, Inc.	5,386,379
47,006	Portland General Electric Co.	2,436,791
305,285	PPL Corp.	9,689,746

		75,341,088

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,151,207,583)		$1,631,912,560

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(c) – 0.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
673,100	2.437%	$ 673,100
(Cost $673,100)

TOTAL INVESTMENTS – 98.3% (Cost $1,151,880,683)		$1,632,585,660

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.7%		28,011,055

NET ASSETS – 100.0%		$1,660,596,715

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(b)	All or a portion of security is on loan.

(c)	Represents an Affiliated Issuer.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Russell 2000 E-Mini Index	13	06/21/2019	$1,003,470	$8,589
S&P 500 E-Mini Index	71	06/21/2019	10,074,190	304,640

Total Futures Contracts				$313,229

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments

March 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 96.5%
Australia – 6.8%
175,350	Altium Ltd. (Software & Services)	$ 4,040,550
92,059	ASX Ltd. (Diversified Financials)	4,573,045
389,429	Aurelia Metals Ltd. (Materials)*	246,455
1,448,925	Aurizon Holdings Ltd. (Transportation)	4,684,350
161,671	Beach Energy Ltd. (Energy)	235,917
7,158	BHP Group Ltd. (Materials)	195,652
166,749	BHP Group plc (Materials)	4,023,148
9,338	CIMIC Group Ltd. (Capital Goods)	320,753
745,454	Coca-Cola Amatil Ltd. (Food, Beverage & Tobacco)	4,581,593
470,089	Insurance Australia Group Ltd. (Insurance)	2,566,020
79,084	IRESS Ltd. (Software & Services)	734,774
19,756	Macquarie Group Ltd. (Diversified Financials)	1,819,449
14,590	Magellan Financial Group Ltd. (Diversified Financials)	378,396
71,294	Qantas Airways Ltd. (Transportation)	286,883
400,917	QBE Insurance Group Ltd. (Insurance)	3,507,592
275,122	Regis Resources Ltd. (Materials)	1,035,247
137,168	Rio Tinto plc ADR (Materials)	8,072,337
267,385	Santos Ltd. (Energy)	1,294,617
189,593	Silver Lake Resources Ltd. (Materials)*(a)	110,394
256,593	Whitehaven Coal Ltd. (Energy)	740,271
219,700	Woodside Petroleum Ltd. (Energy)	5,393,644

		48,841,087

Austria – 0.4%
45,699	OMV AG (Energy)	2,481,518
48,751	UNIQA Insurance Group AG (Insurance)	485,616

		2,967,134

Belgium – 0.9%
11,840	Cofinimmo SA (REIT)	1,572,532
55,293	UCB SA (Pharmaceuticals, Biotechnology & Life Sciences)	4,749,798

		6,322,330

China – 0.4%
100,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)*	372,182
269,000	CITIC Telecom International Holdings Ltd. (Telecommunication Services)	121,030
179,500	ENN Energy Holdings Ltd. (Utilities)	1,737,355
630,000	Towngas China Co. Ltd. (Utilities)	495,390

		2,725,957

Shares	Description	Value

Common Stocks – (continued)
Denmark – 3.6%
40,318	Carlsberg A/S Class B (Food, Beverage & Tobacco)	$ 5,041,694
98,035	GN Store Nord A/S (Health Care Equipment & Services)	4,552,988
199,895	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	10,447,586
13,982	Orsted A/S (Utilities)(b)	1,059,669
14,927	Royal Unibrew A/S (Food, Beverage & Tobacco)	1,102,369
23,180	Scandinavian Tobacco Group A/S Class A (Food, Beverage & Tobacco)(b)	289,080
19,041	SimCorp A/S (Software & Services)	1,839,658
14,667	Vestas Wind Systems A/S (Capital Goods)	1,236,226

		25,569,270

Finland – 0.2%
12,990	Kesko OYJ Class B (Food & Staples Retailing)	790,827
18,696	Tieto OYJ (Software & Services)	571,365

		1,362,192

France – 10.2%
58,482	Air Liquide SA (Materials)	7,442,503
20,367	Arkema SA (Materials)	1,942,976
132,717	BNP Paribas SA (Banks)	6,315,764
13,252	Bureau Veritas SA (Commercial & Professional Services)	310,902
7,786	Christian Dior SE (Consumer Durables & Apparel)	3,711,129
16,767	Coface SA (Insurance)	148,253
186	Dassault Aviation SA (Capital Goods)	274,369
28,517	Dassault Systemes SE (Software & Services)	4,250,421
24,030	Eiffage SA (Capital Goods)	2,309,952
2,146	Gaztransport Et Technigaz SA (Energy)	195,343
5,848	Gecina SA (REIT)	865,085
29,638	Ipsen SA (Pharmaceuticals, Biotechnology & Life Sciences)	4,064,290
11,242	Kering SA (Consumer Durables & Apparel)	6,448,438
92,267	Lagardere SCA (Media & Entertainment)	2,374,165
34,147	Legrand SA (Capital Goods)	2,286,142
32,061	Pernod Ricard SA (Food, Beverage & Tobacco)	5,756,896
120,228	Peugeot SA (Automobiles & Components)	2,933,760
15,098	Publicis Groupe SA (Media & Entertainment)	808,377
11,073	Safran SA (Capital Goods)	1,517,674

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
16,565	Sartorius Stedim Biotech (Pharmaceuticals, Biotechnology & Life Sciences)	$ 2,098,939
90,354	Schneider Electric SE (Capital Goods)	7,091,757
102,031	SCOR SE (Insurance)	4,345,722
19,305	Teleperformance (Commercial & Professional Services)	3,470,399
12,651	Thales SA (Capital Goods)	1,515,718

		72,478,974

Germany – 7.3%
28,572	adidas AG (Consumer Durables & Apparel)	6,949,321
19,088	Allianz SE (Registered) (Insurance)	4,253,715
97,263	Deutsche Lufthansa AG (Registered) (Transportation)	2,137,940
113,029	Deutsche Post AG (Registered) (Transportation)	3,678,297
497,836	E.ON SE (Utilities)	5,540,037
154,310	Evotec AG (Pharmaceuticals, Biotechnology & Life Sciences)*	4,111,273
19,735	Fresenius SE & Co. KGaA (Health Care Equipment & Services)	1,103,027
7,063	Gerresheimer AG (Pharmaceuticals, Biotechnology & Life Sciences)	531,650
3,898	HOCHTIEF AG (Capital Goods)	564,788
2,425	Jenoptik AG (Technology Hardware & Equipment)	90,541
44,145	Merck KGaA (Pharmaceuticals, Biotechnology & Life Sciences)	5,040,078
3,327	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered) (Insurance)	788,480
21,338	Nemetschek SE (Software & Services)	3,646,210
6,227	Puma SE (Consumer Durables & Apparel)	3,611,316
206,379	RWE AG (Utilities)	5,541,734
4,337	RWE AG (Preference) (Non-Voting) (Utilities)(c)	115,544
23,056	Siltronic AG (Semiconductors & Semiconductor Equipment)	2,033,872
3,105	TAG Immobilien AG (Real Estate)	76,687
15,361	Wirecard AG (Software & Services)	1,929,691

		51,744,201

Hong Kong – 4.1%
959,000	AIA Group Ltd. (Insurance)	9,589,664
324,000	CLP Holdings Ltd. (Utilities)	3,757,945

Shares	Description	Value

Common Stocks – (continued)
Hong Kong – (continued)
127,100	Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)	$ 4,440,687
364,000	Kerry Properties Ltd. (Real Estate)	1,627,379
197,000	Link REIT (REIT)	2,306,410
430,000	NWS Holdings Ltd. (Capital Goods)	941,424
352,500	Swire Pacific Ltd. Class B (Real Estate)	705,987
179,000	Swire Properties Ltd. (Real Estate)	770,395
592,000	Techtronic Industries Co. Ltd. (Consumer Durables & Apparel)	3,986,913
413,000	Yue Yuen Industrial Holdings Ltd. (Consumer Durables & Apparel)	1,421,859

		29,548,663

Ireland – 0.1%
190,017	C&C Group plc (Food, Beverage & Tobacco)	682,793

Italy – 2.2%
1,138,604	A2A SpA (Utilities)	2,080,342
70,227	Davide Campari-Milano SpA (Food, Beverage & Tobacco)	689,954
5,728	DiaSorin SpA (Health Care Equipment & Services)	577,735
201,984	Eni SpA (Energy)	3,568,760
47,293	Mediobanca Banca di Credito Finanziario SpA (Banks)	492,419
60,799	Moncler SpA (Consumer Durables & Apparel)	2,453,826
369,551	Terna Rete Elettrica Nazionale SpA (Utilities)	2,345,473
277,503	UniCredit SpA (Banks)	3,564,664

		15,773,173

Japan – 26.0%
177,300	AEON Financial Service Co. Ltd. (Diversified Financials)	3,615,694
42,600	AGC, Inc. (Capital Goods)	1,496,345
111,700	Ajinomoto Co., Inc. (Food, Beverage & Tobacco)	1,787,982
123,600	Amada Holdings Co. Ltd. (Capital Goods)	1,226,391
29,800	Asahi Group Holdings Ltd. (Food, Beverage & Tobacco)	1,330,227
364,800	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	5,481,406
50,400	Benesse Holdings, Inc. (Consumer Services)	1,311,571
34,100	Brother Industries Ltd. (Technology Hardware & Equipment)	633,327
29,400	Central Japan Railway Co. (Transportation)	6,833,929
93,300	Chubu Electric Power Co., Inc. (Utilities)	1,458,572

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
150,700	Dai Nippon Printing Co. Ltd. (Commercial & Professional Services)	$ 3,609,698
99,900	Daicel Corp. (Materials)	1,088,002
167,200	Daiwa House Industry Co. Ltd. (Real Estate)	5,324,922
65,300	East Japan Railway Co. (Transportation)	6,305,764
37,800	Eisai Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	2,126,887
37,000	FUJIFILM Holdings Corp. (Technology Hardware & Equipment)	1,685,278
72,600	Fujitsu Ltd. (Software & Services)	5,250,403
190,600	Hitachi Ltd. (Technology Hardware & Equipment)	6,192,714
3,200	Horiba Ltd. (Technology Hardware & Equipment)	178,456
413,500	Hulic Co. Ltd. (Real Estate)	4,063,015
117,700	IHI Corp. (Capital Goods)	2,835,444
13,300	Itochu Techno-Solutions Corp. (Software & Services)	311,173
122,200	Japan Airlines Co. Ltd. (Transportation)	4,306,274
136,700	Japan Exchange Group, Inc. (Diversified Financials)	2,439,952
138,100	Kajima Corp. (Capital Goods)	2,042,876
5,700	Kansai Paint Co. Ltd. (Materials)	108,955
68,000	Kao Corp. (Household & Personal Products)	5,367,013
132,300	KDDI Corp. (Telecommunication Services)	2,849,385
57,400	Kewpie Corp. (Food, Beverage & Tobacco)	1,378,957
134,400	Kirin Holdings Co. Ltd. (Food, Beverage & Tobacco)	3,215,341
7,000	Kobayashi Pharmaceutical Co. Ltd. (Household & Personal Products)	592,256
14,500	Kose Corp. (Household & Personal Products)	2,672,512
15,200	Mandom Corp. (Household & Personal Products)	391,568
17,100	Matsumotokiyoshi Holdings Co. Ltd. (Food & Staples Retailing)	571,360
106,900	Mazda Motor Corp. (Automobiles & Components)	1,198,553
122,300	Mitsubishi Heavy Industries Ltd. (Capital Goods)	5,089,385
1,431,600	Mitsubishi UFJ Financial Group, Inc. (Banks)	7,080,399
78,200	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financials)	399,189
220,500	Mitsui Fudosan Co. Ltd. (Real Estate)	5,554,736
39,600	MS&AD Insurance Group Holdings, Inc. (Insurance)	1,206,556

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
13,700	Nippon Electric Glass Co. Ltd. (Technology Hardware & Equipment)	$ 363,998
20,800	Nippon Express Co. Ltd. (Transportation)	1,159,728
5,100	Nippon Flour Mills Co. Ltd. (Food, Beverage & Tobacco)	87,647
82,400	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	3,512,802
6,300	Nisshin Oillio Group Ltd. (The) (Food, Beverage & Tobacco)	186,401
12,600	Nitori Holdings Co. Ltd. (Retailing)	1,629,122
193,800	Obayashi Corp. (Capital Goods)	1,953,249
86,400	Oji Holdings Corp. (Materials)	537,654
19,900	Okinawa Electric Power Co., Inc. (The) (Utilities)	338,894
197,100	Osaka Gas Co. Ltd. (Utilities)	3,896,890
92,000	Otsuka Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	3,622,310
113,500	SAMTY Co. Ltd. (Real Estate)	1,539,998
9,400	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	140,495
54,100	SBI Holdings, Inc. (Diversified Financials)	1,209,765
18,700	SCSK Corp. (Software & Services)	834,973
141,600	Sekisui Chemical Co. Ltd. (Consumer Durables & Apparel)	2,281,704
46,800	Seven Bank Ltd. (Banks)	138,350
54,300	Shimadzu Corp. (Technology Hardware & Equipment)	1,576,048
43,200	Shimizu Corp. (Capital Goods)	376,239
83,600	Shionogi & Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	5,190,021
65,600	SoftBank Group Corp. (Telecommunication Services)	6,394,473
131,500	Sony Corp. (Consumer Durables & Apparel)	5,552,090
88,800	Sumitomo Heavy Industries Ltd. (Capital Goods)	2,885,978
122,400	Sumitomo Mitsui Financial Group, Inc. (Banks)	4,286,291
123,200	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	4,427,699
45,700	TDK Corp. (Technology Hardware & Equipment)	3,596,782
85,200	Terumo Corp. (Health Care Equipment & Services)	2,607,605
25,600	TIS, Inc. (Software & Services)	1,214,732
3,100	Toei Co. Ltd. (Media & Entertainment)	413,136
95,600	Tokio Marine Holdings, Inc. (Insurance)	4,631,503

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
3,200	Tokyo Century Corp. (Diversified Financials)	$ 139,467
9,500	Tosoh Corp. (Materials)	148,231
10,300	Valor Holdings Co. Ltd. (Food & Staples Retailing)	249,923
29,300	West Japan Railway Co. (Transportation)	2,207,630
1,826,900	Yahoo Japan Corp. (Media & Entertainment)	4,480,749
155,400	Yamada Denki Co. Ltd. (Retailing)	766,414

		185,191,458

Netherlands – 5.0%
170,555	ABN AMRO Group NV CVA (Banks)(b)	3,845,086
1,973	ASML Holding NV (Semiconductors & Semiconductor Equipment)	370,825
93,070	ASR Nederland NV (Insurance)	3,877,888
152,333	BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)	4,066,816
112,307	Koninklijke Ahold Delhaize NV (Food & Staples Retailing)	2,990,035
57,390	Koninklijke DSM NV (Materials)	6,260,371
4,311	NSI NV (REIT)	183,038
15,870	NXP Semiconductors NV (Semiconductors & Semiconductor Equipment)	1,402,749
15,428	Royal Dutch Shell plc Class A (Energy)	484,036
185,547	Royal Dutch Shell plc Class B (Energy)	5,864,322
89,643	Wolters Kluwer NV (Commercial & Professional Services)	6,107,309

		35,452,475

Norway – 1.9%
119,685	Aker BP ASA (Energy)	4,268,235
132,377	Austevoll Seafood ASA (Food, Beverage & Tobacco)	1,567,497
275,926	DNB ASA (Banks)	5,082,502
52,854	Elkem ASA (Materials)*(b)	187,570
19,062	Leroy Seafood Group ASA (Food, Beverage & Tobacco)	138,487
60,049	SpareBank 1 SR-Bank ASA (Banks)	692,242
50,584	Tomra Systems ASA (Commercial & Professional Services)	1,507,988

		13,444,521

Portugal – 0.3%
584,750	EDP - Energias de Portugal SA (Utilities)	2,300,642

Singapore – 0.2%
250,900	Singapore Exchange Ltd. (Diversified Financials)	1,356,280

Shares	Description	Value

Common Stocks – (continued)
Singapore – (continued)
36,700	Venture Corp. Ltd. (Technology Hardware & Equipment)	$ 487,605

		1,843,885

Spain – 3.3%
115,700	ACS Actividades de Construccion y Servicios SA (Capital Goods)	5,086,388
1,057,734	Banco Bilbao Vizcaya Argentaria SA (Banks)	6,043,718
54,943	Enagas SA (Energy)	1,599,524
312,498	Repsol SA (Energy)	5,346,303
677,573	Telefonica SA (Telecommunication Services)	5,675,945

		23,751,878

Sweden – 3.3%
56,955	Arjo AB Class B (Health Care Equipment & Services)	209,763
51,666	Atlas Copco AB Class A (Capital Goods)	1,389,869
180,892	Boliden AB (Materials)	5,155,249
161,050	Electrolux ABSeries B (Consumer Durables & Apparel)	4,147,191
34,145	Lifco AB Class B (Capital Goods)	1,393,325
7,665	Sandvik AB (Capital Goods)	124,664
182,377	Swedbank AB Class A (Banks)	2,577,518
93,651	Swedish Match AB (Food, Beverage & Tobacco)	4,778,341
190,224	Telefonaktiebolaget LM Ericsson Class B (Technology Hardware & Equipment)	1,752,323
145,915	Volvo AB Class B (Capital Goods)	2,264,037

		23,792,280

Switzerland – 7.6%
86,718	Adecco Group AG (Registered) (Commercial & Professional Services)	4,631,139
34	Belimo Holding AG (Registered) (Capital Goods)	169,934
4,963	BKW AG (Utilities)	338,564
49,777	Coca-Cola HBC AG (Food, Beverage & Tobacco)	1,697,356
30,989	Galenica AG (Health Care Equipment & Services)(b)	1,535,362
654	Helvetia Holding AG (Registered) (Insurance)	399,486
45,418	Logitech International SA (Registered) (Technology Hardware & Equipment)	1,783,670
18,491	Lonza Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	5,740,656
58,948	Nestle SA (Registered) (Food, Beverage & Tobacco)	5,620,716

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Switzerland – (continued)
32,294	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	$ 3,104,084
16,542	Oriflame Holding AG (Household & Personal Products)	317,689
50,730	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	13,978,899
24,123	Sonova Holding AG (Registered) (Health Care Equipment & Services)	4,780,450
129,519	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	1,921,238
34,324	Sunrise Communications Group AG (Telecommunication Services)(b)	2,527,910
1,311	Tecan Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	309,622
35,768	Temenos AG (Registered) (Software & Services)	5,277,045

		54,133,820

United Kingdom – 12.6%
7,965	AG Barr plc (Food, Beverage & Tobacco)	83,756
25,258	AstraZeneca plc ADR (Pharmaceuticals, Biotechnology & Life Sciences)	1,021,181
258,359	Aviva plc (Insurance)	1,389,308
525,407	Barratt Developments plc (Consumer Durables & Apparel)	4,104,123
5,956	BP plc ADR (Energy)	260,396
224,404	British American Tobacco plc (Food, Beverage & Tobacco)	9,361,649
65,911	Britvic plc (Food, Beverage & Tobacco)	817,999
696,370	Centrica plc (Utilities)	1,037,311
23,767	Computacenter plc (Software & Services)	342,522
13,204	Derwent London plc (REIT)	554,640
177,984	Diageo plc (Food, Beverage & Tobacco)	7,283,472
1,158,132	Direct Line Insurance Group plc (Insurance)	5,327,666
227,335	Experian plc (Commercial & Professional Services)	6,152,907
31,625	Great Portland Estates plc (REIT)	307,614
39,446	Greene King plc (Consumer Services)	341,964
22,426	Greggs plc (Consumer Services)	537,325
20,204	GVC Holdings plc (Consumer Services)	147,299
178,349	HSBC Holdings plc (Banks)	1,449,239

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
166,919	Imperial Brands plc (Food, Beverage & Tobacco)	$ 5,709,830
545,741	International Consolidated Airlines Group SA (Transportation)	3,631,348
17,027	Intertek Group plc (Commercial & Professional Services)	1,078,649
79,487	JD Sports Fashion plc (Retailing)	520,801
1,415,915	Legal & General Group plc (Insurance)	5,081,190
3,601,490	Lloyds Banking Group plc (Banks)	2,917,850
589,128	National Grid plc (Utilities)	6,539,515
17,166	Next plc (Retailing)	1,247,384
416,289	Pearson plc (Media & Entertainment)	4,541,591
100,338	Pennon Group plc (Utilities)	972,149
166,695	Persimmon plc (Consumer Durables & Apparel)	4,715,070
285,385	Smith & Nephew plc (Health Care Equipment & Services)	5,667,476
1,514,452	Taylor Wimpey plc (Consumer Durables & Apparel)	3,463,854
17,834	Unilever plc (Household & Personal Products)	1,026,572
38,595	Unilever plc ADR (Household & Personal Products)	2,227,703

		89,861,353

United States – 0.1%
10,532	Carnival plc ADR (Consumer Services)(a)	524,599

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $654,515,738)		$688,312,685

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(d) – 0.1%
Goldman Sachs Financial Square Government Fund — Institutional Shares
508,700	2.437%	$ 508,700
(Cost $508,700)

TOTAL INVESTMENTS – 96.6% (Cost $655,024,438)		$688,821,385

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.4%		23,875,917

NET ASSETS – 100.0%		$712,697,302

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(d)	Represents an Affiliated Issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
EURO STOXX 50 Index	212	06/21/2019	$7,781,176	$(323)
FTSE 100 Index	39	06/21/2019	3,663,121	(831)
Hang Seng Index	2	04/29/2019	370,410	555
MSCI Singapore Index	9	04/29/2019	238,871	(226)
SPI 200 Index	13	06/20/2019	1,424,058	529
TOPIX Index	24	06/13/2019	3,447,442	2,094

Total Futures Contracts				$1,798

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — Accounting principles generally accepted in the United States of America (“GAAP”) defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”)’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the net asset value (“NAV”) of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledge to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

ii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate and or credit default swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of March 31, 2019:

U.S. EQUITY DIVIDEND AND PREMIUM

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$13,882,366	$—	$—
North America	2,968,471,830	—	—
South America	5,037,661	—	—
Investment Company	46,610,007	—	—

Total	$3,034,001,864	$—	$—

Derivative Type	Level 1	Level 2	Level 3

Liabilities
Futures(b)	$(127,581)	$—	$—
Written Options Contracts	(33,965,640)	—	—

Total	$(34,093,221)	$—	$—

INTERNATIONAL EQUITY DIVIDEND AND PREMIUM

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$—	$725,228	$—
Asia	231,390	90,706,872	—
Australia and Oceania	2,764,538	23,265,978	—
Europe	14,731,429	178,151,348	—
North America	—	66,343	—
Securities Lending Reinvestment Vehicle	939,550	—	—

Total	$18,666,907	$292,915,769	$—

Derivative Type	Level 1	Level 2	Level 3

Assets(b)
Futures Contracts	$40,536	$—	$—

Liabilities
Futures Contracts(b)	$(565)	$—	$—
Written Options Contracts	(2,893,526)	—	—

Total	$(2,894,091)	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for certain international equity securities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

U.S. TAX-MANAGED EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$12,724,650	$—	$—
Europe	12,552,620	—	—
North America	1,605,852,878	—	—
South America	782,412	—	—
Securities Lending Reinvestment Vehicle	673,100	—	—

Total	$1,632,585,660	$—	$—

Derivative Type	Level 1	Level 2	Level 3

Assets(b)
Futures Contracts	$313,229	$—	$—

INTERNATIONAL TAX-MANAGED EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$—	$219,309,963	$—
Australia and Oceania	8,072,337	40,768,750	—
Europe	4,912,029	414,725,007	—
North America	524,599	—	—
Securities Lending Reinvestment Vehicle	508,700	—	—

Total	$14,017,665	$674,803,720	$—

Derivative Type	Level 1	Level 2	Level 3

Assets(b)
Futures Contracts	$3,178	$—	$—

Liabilities(b)
Futures Contracts	$(1,380)	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for certain international equity securities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the U.S. Equity Dividend & Premium, International Equity Dividend & Premium, U.S. Tax Managed Equity and International Tax Managed Equity Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The U.S. Equity Dividend & Premium, International Equity Dividend & Premium, U.S. Tax Managed Equity and International Tax Managed Equity Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

Each of the Funds and GSAL received compensation relating to the lending of the Funds’ securities.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging market countries.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Short Position Risk — A Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment. Taking short positions involves leverage of a Fund’s assets and presents various risks, including counterparty risk. If the value of the underlying instrument or market in which a Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited. To the extent that a Fund uses the proceeds it receives from a short position to take additional long positions, the risks associated with the short position, including leverage risks, may be heightened, because doing so increases the exposure of a Fund to the markets and therefore could magnify changes to a Fund’s NAV.